Borrowings	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
BORROWINGS

NOTE 10 — BORROWINGS

		As of March 31,
	Note	2021	2022
		RMB	RMB
Short-term borrowings
China Resources Bank of Zhuhai Co., Ltd.	(a)	22,000	22,000
Secured loan 1	(b)	800	-
Secured loan 2	(c)	8,000	4,980
Bank of Communications	(d)	-	2,500
Baosheng County Bank	(e)	-	2,300
China Resources Bank of Zhuhai Co., Ltd.	(f)	-	2,000
PingAn Bank Co., Ltd.	(g)	-	2,000
		30,800	35,780

Long-term borrowings
Shenzhen Rural Commercial Bank loan 1	(h)	720	-
Shenzhen Rural Commercial Bank loan 2	(i)	4,860	-
Shenzhen Rural Commercial Bank loan 3	(j)	-	7,000
Shenzhen Rural Commercial Bank loan 4	(k)	-	1,820
		5,580	8,820

Representing by:
Current portion of long-term borrowings		5,580	800
Non-current portion of long-term borrowings		-	8,020

(a)	On November 13, 2020, UTime SZ entered into a credit agreement with China Resources Bank of Zhuhai Co., Ltd., according to which China Resources Bank of Zhuhai Co., Ltd. agreed to provide UTime SZ with a credit facility of up to RMB22 million with a two-year term from November 13, 2020 to November 13, 2022. On November 18, 2020, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd. to borrow RMB22 million as working capital for one year at an annual effective interest rate of 5.5%. The Company repaid the loan on November 18, 2021 and borrowed RMB22 million as working capital for one year at an annual effective interest rate of 5.5% on November 22, 2021. The loan is secured by the office owned by UTime SZ and guaranteed by UTime GZ, Mr. Bao and his spouse.

(b)	In July 2020, UTime GZ and TCL Commercial Factoring (Shenzhen) Company Limited (“TCL Factoring”) executed a factoring agreement, pursuant to which UTime GZ received a revolving credit facility and may submit unlimited number of loan applications, so long as, among other conditions, the balance of the loan does not exceed the credit line. The annual effective interest rate is 8.0%. UTime GZ agreed to pledge to TCL Factoring its accounts receivable from TCL Mobile Communication Company Limited (“TCL Huizhou”). TCL Factoring has the right of recourse to UTime GZ, and as a result, these transactions were recognized as secured borrowings. This credit facility was also guaranteed respectively by Mr. Bao and UTime SZ, each for an amount up to RMB4 million. UTime GZ agreed not to withdraw, utilize or dispose the accounts receivables paid to it by TCL Huizhou without the prior consent of TCL Factoring. As of March 31, 2021 and 2022, UTime GZ obtained loans under the factoring agreement at the total amount of RMB0.8 million and RMB nil, respectively.

(c)	In November 2020, UTime SZ and TCL Factoring executed a factoring agreement, pursuant to which UTime SZ received a revolving credit facility and may submit unlimited number of loan applications, so long as, among other conditions, the balance of the loan does not exceed the credit line. The annual effective interest rate range is from 8.0% to 9.0%. TCL Factoring has the right of recourse to UTime SZ, and as a result, these transactions were recognized as secured borrowings. UTime SZ agreed to pledge to TCL Factoring its accounts receivable from TCL Huizhou. This credit facility was also guaranteed respectively by Mr. Bao and UTime GZ, each for an amount up to RMB20 million. UTime SZ agreed not to withdraw, utilize or dispose the accounts receivables paid to it by TCL Huizhou without the prior consent of TCL Factoring. As of March 31, 2021 and 2022, UTime SZ obtained loans under the factoring agreement at the total amount of RMB8 million and RMB4.98 million, respectively.

(d)	In July 2021, UTime SZ entered into a credit agreement with Bank of Communications to borrow RMB10 million for an unfixed term. On July 19, 2021, UTime SZ obtained a loan under this working capital loan agreement at the amount of RMB3 million which is due on July 6, 2022. The loan was guaranteed by Mr. Bao and his spouse. The loan bears a fixed interest rate of 4.6% per annum and will be due on July 6, 2022. In December 2021, RMB0.5 million was repaid and the loan balance was RMB2.5 million as of March 31, 2022.

(e)	In August 2021, UTime SZ entered into a credit line agreement with Shenzhen Nanshan Baosheng County Bank Co., Ltd. (“Baosheng County Bank”) according to which Baosheng County Bank agreed to provide UTime SZ with a credit facility of up to RMB3 million with a one-year term from July 28, 2021 to July 28, 2022. On August 23, 2021, UTime SZ entered into a working capital loan agreement with Baosheng County Bank to borrow RMB3 million as working capital for one year at an annual effective interest rate of 8.0%. It is payable at monthly installment of RMB0.1 million from September 2021 to August 2022, with a balloon payment of the remaining balance in the last installment.

(f)	On December 2, 2021, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB2 million as working capital at an annual effective interest rate of 8.0%. The loan will be due on October 21, 2022.

(g)	In November 2021, UTime SZ entered into a credit agreement with PingAn Bank Co., Ltd. to borrow RMB2 million for a term of 3 years, with an annual effective rate of 12.96%. The loan is guaranteed by Mr. Bao and his spouse. As of March 31, 2022 UTime SZ obtained loans under the credit agreement at the total amount of RMB2 million which will be due on May 2022.

(h)	On August 1, 2018, UTime SZ entered into a credit agreement with Shenzhen Rural Commercial Bank to borrow RMB2 million for a term of 3 years, which is payable at monthly installment of RMB0.04 million from August 2018 to July 2021, with a balloon payment of the remaining balance in the last installment. The loan was pledged by deposit of RMB0.5 million as restricted cash and is also guaranteed by Mr. Bao. The loan was fully repaid in July 2021. As of March 31, 2021 and 2022, the balance of the loan are RMB0.7 million and RMBnil, respectively, which are presented as current liabilities in the consolidated balance sheet.

(i)	On August 1, 2018, UTime SZ entered into a credit agreement with Shenzhen Rural Commercial Bank to borrow RMB6 million for a term of 3 years, which is payable at monthly installment of RMB0.06 million from September 2019 to July 2021, with a balloon payment of the remaining balance in the last installment. The loan is secured by real estate owned by Mr. Bao and guaranteed by Mr. Bao. The loan was fully repaid in July 2021. As of March 31, 2021 and 2022, the balance of the loan are RMB4.86 million and RMBnil, respectively, which are presented as current liabilities in the consolidated balance sheet.

(j)	On June 29, 2021, UTime SZ entered into a credit agreement with Shenzhen Rural Commercial Bank to borrow RMB7 million for a term of 3 years, which is payable at monthly installment of RMB0.07 million from August 2022 to July 2024, with a balloon payment of the remaining balance in the last installment. The loan bears a fixed interest rate of 4.5% per annum. The loan was secured by real estate owned by Mr. Bao and guaranteed by Mr. Bao. As of March 31, 2022, the balance of the loan was RMB7 million. Out of the total outstanding loan balance, current portion amounted were RMB0.56 million which is presented as current liabilities in the consolidated balance sheet and the remaining balance of RMB6.44 million is presented as non-current liabilities in the consolidated balance sheet as of March 31, 2022.

(k)	On June 29, 2021, UTime SZ entered into a credit agreement with Shenzhen Rural Commercial Bank to borrow RMB2 million for a term of 3 years, which is payable at monthly installment of RMB0.02 million from July 2021 to July 2024, with a balloon payment of the remaining balance in the last installment. The annual effective rate is 7.0%. The loan was secured by real estate owned by Mr. Bao and guaranteed by Mr. Bao. As of March 31, 2022, the balance of the loan was RMB1.82 million. Out of the total outstanding loan balance, current portion amounted were RMB0.24 million which is presented as current liabilities in the consolidated balance sheet and the remaining balance of RMB1.58 million is presented as non-current liabilities in the consolidated balance sheet as of March 31, 2022.